NATURE OF OPERATIONS (Details)	Mar. 31, 2025 country product
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product	300
Number of countries products are grown and sourced	100
Number of countries products are distributed to	30
Number of Countries in Which Products are Distributed and Marketed	85